Statement of Changes in Net Assets Available for Benefits - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net appreciation in fair value of investments	$ 7,470,056
Interest and dividends	404,266
Total investment income	7,874,322
Additions to Net Assets
Interest on notes receivable from participants	240,397
Contributions:
Participant contributions	3,481,538
Employer contributions	1,858,144
Rollover contributions	105,601
Total contributions	5,445,283
Total additions to net assets	13,560,002
Deductions from Net Assets
Distributions to participants	(6,488,489)
Administrative expenses	(105,282)
Total deductions from net assets	(6,593,771)
Net increase before transfers of assets from this plan	6,966,231
Net transfers of assets from this plan (Note 1)	(465,981)
Beginning of year	70,249,745
End of year	$ 76,749,995